Relationship With Major Customers - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Sales
Segment Reporting Disclosure [Line Items]
SCC group accounted percentage of revenue to total revenue					12.00%
United States Government | Sales
Segment Reporting Disclosure [Line Items]
SCC group accounted percentage of revenue to total revenue	60.00%	62.00%	60.00%	56.00%	64.00%	66.00%
United States Government | Accounts Receivable
Segment Reporting Disclosure [Line Items]
Percentage of Trade Receivables					25.00%	34.00%